Debentures - Schedule of Breakdown of Debentures (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Consolidated Current		R$ 84,072	R$ 79,677
Consolidated Non-Current		379,823	466,073
Debentures
Disclosure of detailed information about borrowings [line items]
Consolidated Current		84,072	79,677
Consolidated Non-Current		R$ 379,823	R$ 466,073
Debentures | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Financial charge	[1]	2.65%

[1]	EBITDA: or EBITDA, refers to earnings before financial results, income tax and social contribution and depreciation and amortization, considering the accumulated pro forma result, with the results under the control of the pro forma Company.